Debt - PPP Loan (Details) - PPP - Other income and expense, net - USD ($) $ in Thousands		1 Months Ended
	Apr. 19, 2021	Apr. 30, 2020
Debt
Loan received		$ 828
Loan forgiveness	$ 828